Financial Assets at Fair Value through Profit or Loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	₩ 131,385	₩ 313,893
Non-current financial assets at fair value through profit or loss	615,876	607,042
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	131,385	313,893
Non-current financial assets at fair value through profit or loss	410,964	408,786
Financial assets at fair value through profit or loss | Beneficiary securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	894	100
Non-current financial assets at fair value through profit or loss	160,952	320,148
Financial assets at fair value through profit or loss | Cooperative securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through profit or loss	5,155	5,052
Financial assets at fair value through profit or loss | Other
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	130,491	313,793
Non-current financial assets at fair value through profit or loss	244,857	83,586
Financial assets designated as at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through profit or loss	204,912	198,256
Financial assets designated as at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through profit or loss	150,916	187,483
Financial assets designated as at fair value through profit or loss | Other
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through profit or loss	₩ 53,996	₩ 10,773